Schedule of Investments PIMCO PCM Fund, Inc.	March 31, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 23.6%
AP Core Holdings II LLC 9.428% (TSFR3M + 5.500%) due 09/01/2027 ~	$1,130	$1,104
Aspire Bakeries Holdings LLC 6.668% (TSFR1M + 3.000%) due 12/23/2030 «~	198	198
Asurion LLC 7.768% (TSFR1M + 4.000%) due 08/19/2028 ~	295	286
Cengage Learning, Inc.
TBD% - 6.676% (TSFR3M + 3.000%) due 03/24/2031 ~	197	193
Central Parent, Inc. 6.950% (TSFR3M + 3.250%) due 07/06/2029 ~	594	425
Charlotte Buyer, Inc. 7.920% (TSFR1M + 4.250%) due 02/11/2028 ~	298	295
Coreweave Compute Acquisition Co. IV LLC 9.669% - 9.700% (TSFR3M + 6.000%) due 05/16/2029 «~	466	480
Databricks, Inc.
1.000% due 01/05/2032 ~µ	91	90
8.171% (TSFR1M + 4.500%) due 01/05/2032 ~	409	407
DTI Holdco, Inc. 7.668% (TSFR1M + 4.000%) due 04/26/2029 ~	453	392
Encina Private Credit LLC TBD% due 11/30/2026 «~	36	29
Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~	84	84
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~	1,842	1,897
EP Purchaser LLC 8.287% (TSFR3M + 4.500%) due 11/06/2028 ~	86	55
Finastra USA, Inc. 7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	150	141
Guardian 9.167% (TSFR3M + 5.500%) due 08/29/2032 «~	100	99
Houghton Mifflin Harcourt Publishing Co. 9.018% (TSFR1M + 5.250%) due 04/09/2029 ~	214	182
Ineos U.S. Finance LLC 6.918% (TSFR1M + 3.250%) due 02/18/2030 ~	398	349
Ivanti Software, Inc.
8.411% (TSFR3M + 4.750%) due 06/01/2029 ~	1,160	787
9.411% (TSFR3M + 5.750%) due 06/01/2029 ~µ	155	155
LBM Acquisition LLC 7.525% (TSFR1M + 3.750%) due 06/06/2031 ~	374	302
Lealand Finance Co. BV 6.782% (TSFR1M + 3.000%) due 06/30/2027 ~	27	23
Lealand Finance Co. BV (7.782% Cash) 7.782% (TSFR1M + 4.000%) due 12/31/2027 ~	229	192
McAfee LLC 6.668% (TSFR1M + 3.000%) due 03/01/2029 ~	496	445
Mercury Aggregator LP TBD% due 04/03/2027 ~	390	0
Modena Buyer LLC 7.917% (TSFR3M + 4.250%) due 07/01/2031 ~	494	445
Newfold Digital Holdings Group, Inc.
7.269% - 9.442% (TSFR1M + 3.500%) due 04/30/2029 ~	160	107
7.269% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~	21	16
Onex TSG Intermediate Corp.
6.950% (TSFR3M + 3.250%) due 08/06/2032 ~	400	403
Padagis LLC 8.658% (TSFR3M + 4.750%) due 07/06/2028 «~	346	319
Paradigm Parent LLC 8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	398	330
Peraton Corp. 7.517% (TSFR3M + 3.750%) due 02/01/2028 ~	1,260	1,078
Polaris Newco LLC 7.928% (TSFR3M + 4.000%) due 06/02/2028 ~	378	334
QuidelOrtho Corp. 7.668% (TSFR1M + 4.000%) due 08/20/2032 ~	498	497
RealPage, Inc. 6.961% (TSFR3M + 3.000%) due 04/24/2028 ~	314	302
Stonepeak Bayou Holdings LP 6.450% (TSFR3M + 2.750%) due 10/01/2032 ~	400	390
Syniverse Holdings, Inc. 10.700% (TSFR3M + 7.000%) due 05/13/2027 «~	1,064	986
Trident TPI Holdings, Inc. 7.450% (TSFR3M + 3.750%) due 09/15/2028 ~	298	283
U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~	394	402

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	2,023	1,911
VistaJet Malta Finance PLC 7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~	99	98
Westmoreland Coal Co. 8.000% due 03/15/2029 «~	263	115

Total Loan Participations and Assignments (Cost $17,675)		16,626

CORPORATE BONDS & NOTES 26.7%
BANKING & FINANCE 5.0%
Armor Holdco, Inc. 8.500% due 11/15/2029 (j)	200	183
BGC Group, Inc. 6.600% due 06/10/2029 (j)	100	103
Diversified Healthcare Trust 7.250% due 10/15/2030	100	101
FS KKR Capital Corp. 7.875% due 01/15/2029 (j)	400	405
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029 (j)	260	242
9.000% due 08/01/2029	100	93
9.500% due 05/30/2029	140	132
Kilroy Realty LP 5.875% due 10/15/2035 (j)	100	96
Nuveen Churchill Direct Lending Corp. 6.650% due 03/15/2030 (j)	1,000	993
RHP Hotel Properties LP/RHP Finance Corp. 6.500% due 06/15/2033	100	102
Service Properties Trust 0.000% due 09/30/2028 (f)	100	91
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.000% due 01/15/2030 (j)	1,065	1,003
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	980	0

		3,544

INDUSTRIALS 21.2%
Avient Corp. 6.250% due 11/01/2031	100	101
Beignet Investor LLC 6.581% due 05/30/2049 (j)	960	988
CACI International, Inc. 6.375% due 06/15/2033	100	102
Chobani LLC/Chobani Finance Corp., Inc. 7.625% due 07/01/2029 (j)	100	102
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (b)	520	338
Columbus McKinnon Corp. 7.125% due 02/01/2033	100	100
CoreWeave, Inc. 9.000% due 02/01/2031 (j)	600	572
CVS Pass-Through Trust 5.880% due 01/10/2028 (j)	280	281
DISH DBS Corp.
5.250% due 12/01/2026	660	655
5.750% due 12/01/2028	400	387
DISH Network Corp. 11.750% due 11/15/2027	800	825
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750% due 01/15/2030 (j)	400	374
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034 (j)	500	502
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(b)	1,545	1,545
Incora Top Holdco LLC 6.000% due 01/30/2033 «(i)	1,074	1,627
Insulet Corp. 6.500% due 04/01/2033 (j)	100	102
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (j)	400	379
LifePoint Health, Inc.
9.875% due 08/15/2030 (j)	100	106
11.000% due 10/15/2030 (j)	500	538
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	63	48
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)	101	91
National Mentor Holdings, Inc. 10.500% due 12/15/2030 (j)	300	310
Newfold Digital Holdings Group, Inc. 7.269% due 04/30/2029	229	94
Olympus Water U.S. Holding Corp. 7.250% due 06/15/2031 (j)	200	195

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	100	89
Performance Food Group, Inc. 6.125% due 09/15/2032 (j)	100	100
Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (j)	500	519
Quikrete Holdings, Inc.
6.375% due 03/01/2032 (j)	400	406
6.750% due 03/01/2033 (j)	100	102
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	100	87
Topaz Solar Farms LLC 4.875% due 09/30/2039	222	200
Transocean Aquila Ltd. 8.000% due 09/30/2028 (j)	246	253
Transocean International Ltd. 8.250% due 05/15/2029 (j)	500	517
U.S. Renal Care, Inc. 10.625% due 06/28/2028	249	208
Venture Global LNG, Inc.
9.500% due 02/01/2029 (j)	200	216
9.875% due 02/01/2032 (j)	300	322
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (j)	250	261
6.750% due 01/15/2036 (j)	200	212
Waste Pro USA, Inc. 7.000% due 02/01/2033 (j)	200	203
Weatherford International Ltd. 6.750% due 10/15/2033 (j)	800	818

		14,875

UTILITIES 0.5%
Pacific Gas & Electric Co. 4.300% due 03/15/2045 (j)	463	362

Total Corporate Bonds & Notes (Cost $19,544)		18,781

U.S. GOVERNMENT AGENCIES 7.0%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 0.700% due 11/25/2055 ~(a)	5,720	341
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.010% due 11/25/2045 ~(a)	1,027	31
Federal Home Loan Mortgage Corp. REMICS
2.374% due 05/25/2050 •(a)(j)	1,152	137
3.500% due 02/25/2041 (a)(j)	1,247	167
4.000% due 07/25/2050 (a)(j)	4,530	1,048
5.000% due 03/15/2040 (a)	72	2
Federal Home Loan Mortgage Corp. STACR REMICS Trust
11.162% due 10/25/2041 •(j)	1,100	1,132
11.462% due 11/25/2041 •(j)	1,100	1,138
Federal National Mortgage Association Connecticut Avenue Securities Trust 6.762% due 10/25/2041 •	800	808
Federal National Mortgage Association REMICS 4.000% due 06/25/2050 (a)(j)	508	96

Total U.S. Government Agencies (Cost $4,843)		4,900

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (m)	35	35
U.S. Treasury Notes
4.250% due 08/15/2035 (m)	63	63

Total U.S. Treasury Obligations (Cost $100)		98

NON-AGENCY MORTGAGE-BACKED SECURITIES 32.9%
245 Park Avenue Trust 3.657% due 06/05/2037 ~(j)	655	633
Adjustable Rate Mortgage Trust 5.529% due 01/25/2036 ~	43	41
Ashford Hospitality Trust 5.245% due 04/15/2035 •(j)	900	896
Banc of America Alternative Loan Trust 5.096% due 04/25/2037 ~	46	41
Banc of America Funding Trust
2.765% due 12/20/2034 ~	82	70
4.174% due 03/20/2036 ~	30	26
5.806% due 03/25/2037 ~	23	27
7.000% due 10/25/2037	227	164
Banc of America Mortgage Trust 4.872% due 06/25/2035 ~	19	18
Bank of America Mortgage Trust 6.334% due 06/20/2031 ~	52	53
BBCCRE Trust 4.216% due 08/10/2033	500	449

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

BBCMS Mortgage Trust 3.688% due 02/15/2053 ~	1,000	814
BCAP LLC Trust 4.182% due 07/26/2036 ~	32	27
Bear Stearns ALT-A Trust
3.950% due 05/25/2036 ~	532	499
4.074% due 05/25/2036 ~	21	15
4.132% due 08/25/2036 ~	173	77
4.133% due 04/25/2037 •	311	281
4.349% due 07/25/2035 ~	85	57
4.433% due 11/25/2036 ~	419	209
4.591% due 01/25/2047 ~	19	9
6.000% due 09/25/2034 ~	51	50
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~	9	9
CBA Commercial Small Balance Commercial Mortgage 6.040% due 01/25/2039 þ	60	58
CD Mortgage Trust 5.688% due 10/15/2048	43	41
Chase Mortgage Finance Trust 6.000% due 03/25/2037	152	77
CHL Mortgage Pass-Through Trust
4.096% due 09/20/2036 ~	44	40
4.433% due 03/25/2035 •	51	45
4.592% due 09/25/2047 ~	144	131
5.663% due 03/25/2046 •	169	147
6.000% due 05/25/2037	175	68
6.224% due 02/20/2036 •	1	1
Citigroup Mortgage Loan Trust, Inc.
4.680% due 10/25/2035 ~	732	658
4.871% due 11/25/2035 ~	978	463
6.250% due 11/25/2037 ~	651	245
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.891% due 09/25/2035 ~	48	36
Countrywide Alternative Loan Trust
4.343% due 10/25/2037 •	3,285	648
4.353% due 02/25/2037 •	91	76
4.373% due 02/25/2036 •	315	297
5.500% due 03/25/2035	370	148
6.000% due 11/25/2035	158	21
6.000% due 04/25/2036 (j)	2,139	961
Credit Suisse First Boston Mortgage Securities Corp. 7.000% due 02/25/2033	21	22
CSMC Mortgage-Backed Trust
6.000% due 07/25/2036 (j)	825	352
6.396% due 04/25/2036 þ	118	60
6.500% due 05/25/2036	143	59
DBGS Mortgage Trust 0.000% due 10/15/2039 ~(a)	147,870	0
First Horizon Alternative Mortgage Securities Trust 5.038% due 08/25/2035 ~	1	0
GSR Mortgage Loan Trust 3.961% due 03/25/2047 ~	496	260
HarborView Mortgage Loan Trust 4.291% due 01/19/2036 •	354	227
IndyMac INDA Mortgage Loan Trust 3.616% due 06/25/2037 ~	70	53
IndyMac INDX Mortgage Loan Trust 3.265% due 05/25/2036 ~	85	46
JP Morgan Alternative Loan Trust 6.500% due 03/25/2036 (j)	680	341
JP Morgan Chase Commercial Mortgage Securities Trust
0.383% due 02/15/2046 «~(a)	49,718	51
5.160% due 07/05/2033 •(j)	843	739
6.020% due 02/15/2035 •	206	199
7.970% due 02/15/2035 •(j)	741	644
JP Morgan Mortgage Trust 6.178% due 07/25/2035 ~	5	5
Lehman Mortgage Trust 5.724% due 04/25/2036 ~	136	83
MASTR Adjustable Rate Mortgages Trust 5.314% due 11/25/2035 ~	156	63
MASTR Asset Securitization Trust 6.000% due 06/25/2036 •	137	74
Merrill Lynch Mortgage Investors Trust
4.213% due 07/25/2030 •	7	6
4.453% due 11/25/2029 •	20	17
5.277% due 11/25/2035 •	30	29
5.844% due 02/25/2034 ~	1	1
7.000% due 05/25/2033 ~	5	5
MFA Trust
4.269% due 08/25/2061 ~(j)	1,000	861
4.299% due 12/25/2066 ~(j)	1,000	860
Morgan Stanley Capital I Trust 0.652% due 11/12/2049 ~(a)	39	0

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Morgan Stanley Mortgage Loan Trust
5.871% due 01/25/2035 ~	132	119
6.000% due 08/25/2037	136	43
Morgan Stanley Resecuritization Trust 4.492% due 03/26/2037 ~(j)	1,444	1,248
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060	24	23
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~	1,197	654
8.866% due 03/15/2035 •(j)	174	174
New Residential Mortgage Loan Trust 3.828% due 11/25/2059 ~	2,900	1,704
RALI Trust
4.973% due 01/25/2036 ~	137	92
6.000% due 08/25/2035	84	75
6.000% due 06/25/2036	47	37
6.500% due 09/25/2037	88	73
Regal Trust IV 4.329% due 09/29/2031 •	5	5
Residential Asset Securitization Trust 6.000% due 03/25/2037	180	54
RFMSI Trust 6.000% due 06/25/2036	65	56
Soho Trust 2.697% due 08/10/2038 ~	450	373
Structured Adjustable Rate Mortgage Loan Trust
3.981% due 04/25/2036 ~	139	71
4.219% due 01/25/2036 ~	149	79
4.625% due 09/25/2036	8	7
TBW Mortgage-Backed Trust 6.000% due 07/25/2036	102	31
Verus Securitization Trust 7.799% due 06/25/2069 ~	500	505
WaMu Mortgage Pass-Through Certificates Trust
4.108% due 12/25/2036 ~(j)	129	120
4.693% due 10/25/2045 •(j)	2,278	2,018
4.773% due 06/25/2044 •	111	112
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2036 (j)	506	448
Wells Fargo Commercial Mortgage Trust 4.928% due 12/15/2039 ~(j)	1,042	937
Worldwide Plaza Trust
3.526% due 11/10/2036	435	348
3.596% due 11/10/2036 ~	2,400	12

Total Non-Agency Mortgage-Backed Securities (Cost $29,385)		23,101

ASSET-BACKED SECURITIES 44.1%
AUTOMOBILE ABS OTHER 0.0%
Flagship Credit Auto Trust 0.000% due 06/15/2029 (f)	14	0

HOME EQUITY OTHER 35.5%
Asset-Backed Securities Corp. Home Equity Loan Trust 7.039% due 06/21/2029 •	51	48
Citigroup Mortgage Loan Trust, Inc.
4.113% due 12/25/2036 •(j)	925	521
4.233% due 12/25/2036 •	581	217
Countrywide Asset-Backed Certificates Trust
4.193% due 06/25/2037 •(j)	419	429
4.198% due 09/25/2046 •(j)	4,153	3,452
4.273% due 05/25/2036 •(j)	5,993	5,085
5.668% due 10/25/2035 •(j)	2,196	1,883
EMC Mortgage Loan Trust 5.093% due 02/25/2041 •	127	128
GE Capital Mortgage Services, Inc. Trust 6.705% due 04/25/2029 ~	9	8
GSAMP Trust 6.418% due 12/25/2034 •(j)	2,156	1,697
Home Equity Mortgage Loan Asset-Backed Trust 4.033% due 04/25/2037 •(j)	2,766	1,884
HSI Asset Securitization Corp. Trust
4.013% due 04/25/2037 •(j)	2,543	1,262
4.133% due 12/25/2036 •(j)	3,990	906
MASTR Asset-Backed Securities Trust 4.013% due 08/25/2036 •(j)	2,233	777
Morgan Stanley ABS Capital I, Inc. Trust
3.933% due 10/25/2036 •(j)	7,628	3,328
4.573% due 12/25/2034 •	36	37
People's Financial Realty Mortgage Securities Trust 3.923% due 09/25/2036 •(j)	5,503	953
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 þ(j)	3,165	1,204

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Soundview Home Loan Trust 4.743% due 10/25/2037 •(j)	1,316	1,040
Structured Asset Investment Loan Trust 8.293% due 10/25/2033 •	68	87

		24,946

MANUFACTURING HOUSE ABS OTHER 0.8%
Conseco Finance Securitizations Corp. 9.163% due 03/01/2033 ~	526	541
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ~	4	4

		545

MANUFACTURING HOUSE SEQUENTIAL 0.2%
BCMSC Trust 7.830% due 06/15/2030 ~	1,185	66
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031	324	56

		122

WHOLE LOAN COLLATERAL 2.2%
Bear Stearns Asset-Backed Securities I Trust 5.500% due 12/25/2035	21	13
Citigroup Mortgage Loan Trust, Inc. 4.493% due 11/25/2046 •(j)	1,100	947
First Franklin Mortgage Loan Trust 4.663% due 06/25/2036 •	315	310
Lehman XS Trust 6.260% due 11/25/2035 þ	635	287

		1,557

OTHER ABS 5.4%
ABSLT DE LLC 12.175% due 05/20/2033 «	1,200	1,180
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(j)	432	424
Apex Credit CLO LLC 0.000% due 10/20/2034 ~	500	162
Crown City CLO II 0.000% due 04/20/2035 ~	600	168
Deutsche Bank AG 10.918% due 01/21/2035 «•	500	502
Dryden 123 CLO Ltd.
0.000% due 04/15/2038 ~	600	458
0.000% due 04/15/2038 «	600	13
Man GLG U.S. CLO Ltd. 0.000% due 07/15/2034 ~	600	213
Marlette Funding Trust
0.000% due 07/16/2029 (f)	5	0
0.000% due 03/15/2030 «(f)	8	3
National Collegiate V Commutation Trust 0.000% due 03/25/2038 •	3,496	514
SMB Private Education Loan Trust 0.000% due 02/16/2055 «(f)	0	174

		3,811

Total Asset-Backed Securities (Cost $46,938)		30,981

	SHARES
COMMON STOCKS 9.3%
COMMUNICATION SERVICES 0.8%
Clear Channel Outdoor Holdings, Inc. (d)	108,013	256
iHeartMedia, Inc. Class A (d)	25,745	75
iHeartMedia, Inc. Class B «(d)	20,009	51
Uniti Group, Inc. (d)	20,942	197

		579

CONSUMER DISCRETIONARY 0.0%
West Marine «(d)(i)	2,750	17

FINANCIALS 0.7%
Windstream Services LLC (d)	52,170	489

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

XBP Global Holdings, Inc. (d)	131	1

		490

HEALTH CARE 5.1%
AmSurg Corp. «(d)(i)	81,058	3,565

INDUSTRIALS 2.7%
Incora New Equity «(d)(i)	47,162	1,786
Mcdermott International Ltd. (d)	57	1
Westmoreland Mining Holdings «(d)(i)	9,154	6
Westmoreland Mining LLC «(d)(i)	16,748	71

		1,864

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(d)(i)	511	32

Total Common Stocks (Cost $8,408)		6,547

WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
Windstream Holdings II LLC - Exp. 08/01/2035	10,163	95

CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/08/2028	357	0

Total Warrants (Cost $62)		95

PREFERRED SECURITIES 3.0%
BANKING & FINANCE 0.5%
Windstream Holdings II LLC 11.000% «	333	354

INDUSTRIALS 2.5%
Clover Holdings, Inc. 0.000% «(i)	1,626	31
SVB Financial Trust
0.000% due 11/07/2032 (f)	440	0
11.000% due 11/07/2032	583	275
Syniverse Holdings, Inc. 12.500% «(i)	476,430	401
Venture Global LNG, Inc. 9.000% due 09/30/2029 •(g)	1,080,000	1,076

		1,783

Total Preferred Securities (Cost $2,059)		2,137

REAL ESTATE INVESTMENT TRUSTS 0.5%
REAL ESTATE 0.5%
VICI Properties, Inc.	13,531	370

Total Real Estate Investment Trusts (Cost $34)		370

SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (h)	345,392	345

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
3.629% due 04/21/2026 - 05/26/2026 (e)(f)(m)	199	199

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Total Short-Term Instruments (Cost $544)		544

Total Investments in Securities (Cost $129,592)		104,180

	SHARES
INVESTMENTS IN AFFILIATES 9.3%
SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short-Term Floating NAV Portfolio III	674,318	6,567

Total Short-Term Instruments (Cost $6,567)		6,567

Total Investments in Affiliates (Cost $6,567)		6,567

Total Investments 157.4% (Cost $136,159)		$110,747
Financial Derivative Instruments (k)(l) (0.1)%(Cost or Premiums, net $1,112)		(63)
Other Assets and Liabilities, net (57.3)%		(40,341)

Net Assets Applicable to Common Shareholders 100.0%		$70,343

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$3,387	$3,565	5.07%
Clover Holdings, Inc.	12/09/2024	25	31	0.04
Incora New Equity	01/31/2025	2,291	1,786	2.54
Incora Top Holdco LLC 6.000% due 01/30/2033	01/31/2025 - 01/31/2026	1,074	1,627	2.31
MNSN Holdings, Inc.	03/16/2023 - 03/29/2023	6	32	0.05
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2025	470	401	0.57
West Marine	09/12/2023	40	17	0.02
Westmoreland Mining Holdings	12/08/2014	266	6	0.01
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	84	71	0.10

$7,643	$7,536	10.71%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	4.730%	01/26/2026	07/27/2026	$(1,956)	$(1,973)
BPS	4.830	01/27/2026	07/23/2026	(7,656)	(7,722)
5.170	01/22/2026	04/22/2026	(1,498)	(1,513)
BRC	2.500	02/09/2026	TBD(2)	(832)	(835)
3.580	12/12/2025	TBD(2)	(347)	(351)
4.830	12/19/2025	04/20/2026	(418)	(424)
BYR	3.950	12/12/2025	TBD(2)	(272)	(275)
4.130	01/21/2026	04/21/2026	(505)	(509)
CEW	4.120	02/26/2026	05/27/2026	(971)	(974)
DBL	4.271	03/13/2026	06/12/2026	(505)	(507)
4.321	03/13/2026	06/12/2026	(593)	(594)
4.471	03/13/2026	06/12/2026	(694)	(696)
DEU	4.070	03/11/2026	04/13/2026	(1,250)	(1,253)
GLM	5.030	12/23/2025	09/23/2026	(528)	(535)
IND	4.030	01/08/2026	04/08/2026	(1,035)	(1,045)
4.050	03/04/2026	06/04/2026	(289)	(290)
4.080	02/12/2026	05/13/2026	(99)	(99)
4.160	03/16/2026	06/16/2026	(627)	(628)
4.380	03/23/2026	05/26/2026	(1,425)	(1,427)
4.390	01/16/2026	06/15/2026	(99)	(100)
MZF	4.730	03/24/2026	09/24/2026	(3,990)	(3,994)
RTA	4.730	03/09/2026	06/09/2026	(1,630)	(1,635)

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

SOG				3.970		12/12/2025	TBD(2)	(4,171)		(4,222)
				4.090		02/20/2026	05/04/2026	(386)		(387)
				4.100		02/24/2026	05/26/2026	(274)		(275)
				4.190		03/17/2026	04/08/2026	(476)		(477)
				4.630		02/20/2026	08/20/2026	(686)		(690)
TDM				3.750		12/12/2025	TBD(2)	(18)		(18)
UBS				4.690		03/10/2026	09/10/2026	(2,208)		(2,214)
				4.760		01/08/2026	04/08/2026	(1,104)		(1,116)
				4.820		11/19/2025	05/19/2026	(102)		(103)
				4.860		01/08/2026	04/08/2026	(6,301)		(6,372)

Total Reverse Repurchase Agreements										$(43,253)

(j)	Securities with an aggregate market value of $52,140 and cash of $2,140 have been pledged as collateral under the terms of master agreements as of March 31, 2026.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(38,394) at a weighted average interest rate of 4.968%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures				06/2026	1	$(241)	$4		$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2026	6	(681)	15		0	(2)
U.S. Treasury Long-Term Bond June Futures				06/2026	4	(456)	15		0	(1)

Total Futures Contracts							$34		$0	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.HY-46 5-Year Index	5.000%	Quarterly		06/20/2031	$1,800	$67	$22	$89	$16	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.250%	Semi-Annual	12/15/2026	$200	$(1)	$(2)	$(3)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	1,900	(4)	(42)	(46)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	140	(5)	(5)	(10)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	4,900	45	(24)	21	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,000	(6)	(118)	(124)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	06/19/2029	7,800	(33)	202	169	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	06/17/2030	10,300	8	390	398	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	7,200	(69)	(75)	(144)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,800	54	(22)	32	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	12/19/2038	5,200	13	618	631	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	39	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	400	0	174	174	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	295	291	2	0

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	400	(2)	176	174	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	1,300	(1)	612	611	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,700	994	1,323	2,317	7	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	2,800	674	438	1,112	8	0

$1,662	$4,005	$5,667	$52	$(13)

Total Swap Agreements	$1,729	$4,027	$5,756	$68	$(13)

Cash of $1,123 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,307	$(260)	$150	$0	$(110)
ABX.HE.PENAAA.7-1 Index «	0.090	Monthly	08/25/2037	334	(357)	352	0	(5)

Total Swap Agreements	$(617)	$502	$0	$(115)

(m)

Securities with an aggregate market value of $296 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,001	$4,625	$16,626
Corporate Bonds & Notes
Banking & Finance	0	3,544	0	3,544
Industrials	0	11,703	3,172	14,875
Utilities	0	362	0	362
U.S. Government Agencies	0	4,900	0	4,900
U.S. Treasury Obligations	0	98	0	98
Non-Agency Mortgage-Backed Securities	0	23,050	51	23,101
Asset-Backed Securities
Home Equity Other	0	24,946	0	24,946
Manufacturing House ABS Other	0	545	0	545
Manufacturing House Sequential	0	122	0	122
Whole Loan Collateral	0	1,557	0	1,557
Other ABS	0	1,939	1,872	3,811
Common Stocks
Communication Services	528	0	51	579
Consumer Discretionary	0	0	17	17
Financials	1	489	0	490
Health Care	0	0	3,565	3,565
Industrials	1	0	1,863	1,864
Real Estate	0	0	32	32
Warrants
Communication Services	0	95	0	95
Preferred Securities
Banking & Finance	0	0	354	354
Industrials	0	1,351	432	1,783
Real Estate Investment Trusts
Real Estate	370	0	0	370
Short-Term Instruments
Mutual Funds	0	345	0	345
U.S. Treasury Bills	0	199	0	199

$900	$87,246	$16,034	$104,180
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,567	$0	$0	$6,567

Total Investments	$7,467	$87,246	$16,034	$110,747

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$68	$0	$68

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(16)	0	(16)
Over the counter	0	0	(115)	(115)

$0	$(16)	$(115)	$(131)

Total Financial Derivative Instruments	$0	$52	$(115)	$(63)

Totals	$7,467	$87,298	$15,919	$110,684

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:
Category and Subcategory	Beginning Balance at 06/30/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$4,753	$771	$(2,360)	$11	$0	$145	$1,305	$0	$4,625	$11
Corporate Bonds & Notes
Banking & Finance	0	0	(11)	0	1	10	0	0	0	0
Industrials	2,984	203	(251)	5	0	231	0	0	3,172	162
Non-Agency Mortgage-Backed Securities	199	0	0	0	0	(148)	0	0	51	(148)
Asset-Backed Securities
Other ABS	1,954	0	0	1	(234)	151	0	0	1,872	(55)
Common Stocks
Communication Services	884	0	(769)	0	452	(516)	0	0	51	20
Consumer Discretionary	17	0	0	0	0	0	0	0	17	0
Health Care	3,660	0	0	0	0	(95)	0	0	3,565	(95)
Industrials	1,638	0	0	0	0	225	0	0	1,863	225
Real Estate	2	0	0	0	0	30	0	0	32	30

Schedule of Investments PIMCO PCM Fund, Inc. (Cont.)	March 31, 2026 (Unaudited)

Warrants
Communication Services	169	0	(153)	0	40	(56)	0	0	0	0
Preferred Securities
Banking & Finance	0	333	0	0	0	21	0	0	354	21
Industrials	453	28	0	0	0	(49)	0	0	432	(49)

	$16,713	$1,335	$(3,544)	$17	$259	$(51)	$1,305	$0	$16,034	$122
Financial Derivative Instruments- Liabilities
Over the counter	$(112)	$105	$(75)	$0	$33	$(66)	$0	$0	$(115)	$(9)

Totals	$16,601	$1,440	$(3,619)	$17	$292	$(117)	$1,305	$0	$15,919	$113

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2026	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,981	Comparable Companies			EBITDA Multiple		X	16.360	—
		1,010	Discounted Cash Flow			Discount Rate			6.062 – 9.620	8.000
		1,634	Third Party Vendor			Broker Quote			43.500 – 100.250	89.875
Corporate Bonds & Notes
Industrials		3,172	Comparable Companies / Discounted Cash Flow			EBITDA Multiple / Discount Rate		X/ %	12.500/10.000	—
Non-Agency Mortgage-Backed Securities		51	Discounted Cash Flow			Discount Rate			10.000	—
Asset-Backed Securities
Other ABS		1,872	Discounted Cash Flow			Discount Rate			9.150 – 14.000	10.283
Common Stocks
Communication Services		51	Reference Instrument			Liquidity Discount			12.000	—
Consumer Discretionary		17	Comparable Companies / Discounted Cash Flow			Revenue Multiple / Discount Rate		X/ %	0.500/20.750	—
Health Care		3,565	Comparable Companies			EBITDA Multiple		X	16.360	—
Industrials		1,786	Comparable Companies / Discounted Cash Flow			EBITDA Multiple / Discount Rate		X/ %	12.500/10.000	—
		77	Indicative Market Quotation			Broker Quote			0.594 – 4.250	3.991
Real Estate		32	Other Valuation Techniques
Preferred Securities
Banking & Finance		354	Discounted Cash Flow			Discount Rate			11.900	—
Industrials		31	Comparable Companies			Revenue/ EBITDA Multiple		X	4.625/18.000	—
		401	Discounted Cash Flow			Discount Rate			19.155	—
Financial Derivative Instruments- Liabilities
Over the counter		(115)	Indicative Market Quotation			Broker Quote			91.500 – 98.500	91.790

Total		$15,919

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other thanETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements(Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements(Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund.A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable.The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period endedMarch 31, 2026 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,137	$26,329	$(26,900)	$7	$(6)	$6,567	$130	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DBL	Deutsche Bank AG London	MZF	Mizuho Securities USA LLC
BPS	BNP Paribas S.A.	DEU	Deutsche Bank Securities, Inc.	RTA	RBC (Barbados) Trading Bank Corp.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	GST	Goldman Sachs International	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	IND	Crédit Agricole Corporate and Investment Bank S.A.	UBS	UBS Securities LLC

Currency Abbreviations:
USD (or $)	United States Dollar

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	PENAAA	Penultimate AAA Sub-Index	TSFR1M	Term SOFR 1-Month
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced
ALT	Alternate Loan Trust	PIK	Payment-in-Kind	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit	TBD%	Interest rate to be determined when loan settles or at the time of funding
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization